Deconsolidation of Water IO Ltd. - Schedule of Composition of the Company’s Investment (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Schedule of Composition of the Company’s Investment [Line Items]
Investment under the fair value option	$ 1,127
Loan granted	1,327
Total investment in Water IO	2,454,000
Water IO Ltd. [Member]
Schedule of Composition of the Company’s Investment [Line Items]
Total investment in Water IO	$ 2,454